SCO-STAT-SUP-1 021312
Statutory Prospectus Supplement dated February 13, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Small Companies Fund
The Fund will close to new investors other than those outlined below effective on the close of business on March 15, 2012. At that time, the changes outlined below will be effective.
The following sentence is added on the front cover of the Prospectus:
“As of the close of business on March 15, 2012, the Fund will limit public sales of its shares to certain investors.”
The information appearing under the heading “Other Information — Future Limited Fund Offering” is deleted in its entirety and replaced with the following:
“Limited Fund Offering
Effective as of the close of business on March 15, 2012, the Fund will close to new investors. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.

Investors who are invested in the Fund on or prior to March 15, 2012 may continue to make additional purchases in their accounts.

Any retirement plan may continue to make additional purchases of Fund shares and may add new accounts at the plan level that may purchase Fund shares if the retirement plan had invested in the Fund as of March 15, 2012. Any brokerage firm wrap program may continue to make additional purchases of Fund shares and may add new accounts at the program level that may purchase Fund shares if the brokerage firm wrap program had invested in the Fund as of March 15, 2012. All retirement plans and brokerage firm wrap programs that have approved the Fund as an investment option as of March 15, 2012, but that had not opened an account in the Fund as of that date, may open an account and make purchases of Fund shares, provided that the retirement plan or the brokerage firm wrap program opens its initial account with the Fund prior to September 15, 2012.

The Fund may resume sale of shares to new investors on a future date if the Adviser determines it is appropriate.”
SCO-STAT-SUP-1 021312

AIF-SUP-2 021312
Statutory Prospectus Supplement dated February 13, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Balanced-Risk Allocation Fund	Invesco Endeavor Fund
Invesco Balanced-Risk Commodity Strategy Fund	Invesco Emerging Market Local Currency Debt Fund
Invesco China Fund	Invesco International Total Return Fund
Invesco Developing Markets Fund	Small Companies Fund
Invesco Small Companies Fund will close to new investors other than those outlined below effective on the close of business on March 15, 2012. At that time, the changes outlined below will be effective.
The following sentence is added on the front cover of the Prospectus:
“As of the close of business on March 15, 2012, Invesco Small Companies Fund will limit public sales of its shares to certain investors.”
The information appearing under the heading “Other Information — Future Limited Fund Offering” is deleted in its entirety.
The information appearing under the heading “Other Information — Limited Fund Offering” is deleted in its entirety and replaced with the following:
“Limited Fund Offering (Invesco Developing Markets Fund and Invesco Small Companies Fund)
Effective as of the close of business on November 22, 2010, Invesco Developing Markets closed to new investors. Effective as of the close of business on March 15, 2012, Invesco Small Companies Fund will close to new investors. Investors should note that the Funds reserve the right to refuse any order that might disrupt the efficient management of the Funds.
Investors who invested in the Invesco Developing Markets Fund on or prior to November 22, 2010 may continue to make additional purchases in their accounts. Investors who are invested in the Invesco Small Companies Fund on or prior to March 15, 2012 may continue to make additional purchases in their accounts.
Any retirement plan may continue to make additional purchases of Invesco Developing Markets Fund and Invesco Small Companies Fund shares and may add new accounts at the plan level that may purchase Invesco Developing Markets Fund and Invesco Small Companies Fund shares if the retirement plan had invested in Invesco Developing Markets Fund and Invesco Small Companies Fund as of November 22, 2010 and March 15, 2012, respectively. Any brokerage firm wrap program may continue to make additional purchases of Invesco Developing Markets Fund and Invesco Small Companies Fund shares and may add new accounts at the program level that may purchase Invesco Developing Markets Fund and Invesco Small Companies Fund shares if the brokerage firm wrap program had invested in Invesco Developing Markets Fund and Invesco Small Companies Fund as of November 22, 2010 and March 15, 2012, respectively. All retirement plans and brokerage firm wrap programs that had approved Invesco Developing Markets Fund and Invesco Small Companies Fund as investment options as of November 22, 2010 and March 15, 2012, respectively, but that had not opened an account in Invesco Developing Markets Fund and Invesco Small Companies Fund as of that date, may open an account and make purchases of Invesco Developing Markets Fund and Invesco Small Companies Fund shares, provided that the retirement plan or the brokerage firm wrap program opened its initial account with Invesco Developing Markets Fund prior to October 31, 2011 and with respect to Invesco Small Companies Fund opens its initial account prior to September 15, 2012.
The Funds may resume sale of shares to new investors on a future date if the Adviser determines it is appropriate.”
AIF-SUP-2 021312

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